Segment information (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Summary of Operating Segments

As at and for the year ended December 31, 2024	Turkiye	Canada	Greece	Romania*	Other	Total

Earnings and loss information
Revenue	$623,389	$473,037	$226,155	$—	$—	$1,322,581
Production costs	262,573	140,288	161,297	—	—	564,158
Depreciation and amortization	125,581	71,799	54,070	—	—	251,450
Earnings from mine operations	$235,235	$260,950	$10,788	$—	$—	$506,973

Other significant items of income and expense
Write-down of assets	$3,938	$1,857	$340	$—	$—	$6,135
Exploration and evaluation expenses	9,637	10,062	495	—	3,594	23,788
Mine standby costs	—	1,583	9,686	—	—	11,269
Income tax expense	44,224	82,300	7,626	—	608	134,758
Loss from discontinued operations, net of tax attributable to shareholders of the Company	—	—	—	(11,788)	—	(11,788)

Capital expenditure information
Additions to property, plant and equipment during the year (**)	$141,444	$104,616	$362,457	$—	$11,748	$620,265
Capitalized interest	—	—	33,839	—	—	33,839

Information about assets and liabilities
Property, plant and equipment	$839,030	$754,566	$2,511,051	$—	$14,135	$4,118,782
Goodwill	—	92,591	—	—	—	92,591
	$839,030	$847,157	$2,511,051	$—	$14,135	$4,211,373

Debt	$—	$—	$424,422	$—	$491,003	$915,425

* Discontinued Operations (Note 6).
** Presented on an accrual basis; excludes asset retirement adjustments. Excludes capital expenditure from discontinued operations.

As at and for the year ended December 31, 2023	Turkiye	Canada	Greece	Romania*	Other	Total

Earnings and loss information
Revenue	$475,349	$346,315	$186,837	$—	$—	$1,008,501
Production costs	202,927	119,485	156,535	—	—	478,947
Depreciation and amortization	121,640	78,861	60,586	—	—	261,087
Earnings (loss) from mine operations	$150,782	$147,969	$(30,284)	$—	$—	$268,467

Other significant items of income and expense
Write-down of assets	$1,768	$—	$7,951	$—	$—	$9,719
Exploration and evaluation expenses	8,625	11,076	705	—	2,016	22,422
Mine standby costs	—	3,117	12,989	—	—	16,106
Income tax expense (recovery)	42,471	34,181	(15,387)	—	(3,690)	57,575
Loss from discontinued operations, net of tax attributable to shareholders of the Company	—	—	—	(1,553)	—	(1,553)

Capital expenditure information
Additions to property, plant and equipment during the year (**)	$120,113	$96,918	$180,881	$—	$13,251	$411,163
Capitalized interest	—	—	17,087	—	—	17,087

Information about assets and liabilities
Property, plant and equipment	$831,756	$729,685	$2,179,782	$—	$14,336	$3,755,559
Goodwill	—	92,591	—	—	—	92,591
	$831,756	$822,276	$2,179,782	$—	$14,336	$3,848,150

Debt	$—	$—	$143,368	$—	$492,691	$636,059

* Discontinued Operations (Note 6).
** Presented on an accrual basis; excludes asset retirement adjustments. Excludes capital expenditure from discontinued operations.